Changes in Accounting policies and Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Changes in Accounting policies and Recent accounting pronouncements

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended 31 December 2023, as included in Note 2 to the Company’s consolidated financial statements included in the 2023 Annual Report. There have been no changes to the Company’s accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2024 other than the IFRS amendments which have been adopted by the Company as of 1 January 2024 and accounting policy for the Sale and leaseback transactions as indicated below:

·	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements. The amendments introduce supplemental disclosure requirements for the entities’ supplier finance arrangements
·	IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (Amendments). The amendments clarify the principles in IAS 1 for the classification of liabilities as either current or non-current.
·	IFRS 16 Leases: Lease Liability in a Sale and Leaseback (amendments). The amendments improve the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction in IFRS 16, while it does not change the accounting for leases unrelated to sale and leaseback transactions

The newly adopted amendments did not have a material impact on the Company’s accounting policies.

Below the recent accounting pronouncements issued, but not yet effective and not early adopted by the Company:

·	IFRS 18 Presentation and Disclosure in Financial Statements. On April 2024, the IASB issued the IFRS 18 - Presentation and Disclosure in Financial Statements which replaces IAS 1 - Presentation of Financial Statements and it becomes effective for annual reporting periods beginning on or after January 1, 2027.

2.          Changes in Accounting policies and Recent accounting pronouncements (continued)

·	Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting.
·	IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendments). The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier application permitted. The amendments will require companies to apply a consistent approach in assessing whether a currency can be exchanged into another currency and, when it cannot, in determining the exchange rate to use and the disclosures to provide.
·	IFRS 19 Subsidiaries without Public Accountability: Disclosures. On May 2024, the IASB issued the IFRS 19 - Subsidiaries without Public Accountability: Disclosures, and becomes effective for annual reporting periods beginning on or after January 1, 2027

The Company has not early adopted the above amendments and is in process of assessing the potential impact on the financial statements.

Sale and leaseback transactions

When a vessel is sold and subsequently leased back by the Company, pursuant to a memorandum of agreement (MoA) and a bareboat charter agreement, the Company determines when a performance obligation is satisfied in IFRS 15, to determine whether the transfer of a vessel is accounted for as a sale. If the transfer of a vessel satisfies the requirements of IFRS 15 to be accounted for as a sale, the Company measures the right-of- use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained and recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor. If the transfer of a vessel does not satisfy the requirements of IFRS 15 to be accounted for as a sale, the Company continues to recognize the transferred vessel and recognizes a financial liability equal to the transferred proceeds. Please refer to Note 8(c), for the description of the nature of the sale and leaseback arrangement the Company entered into in the six months period ended June 30, 2024.

Reporting Assets held for sale

It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Non – current assets are classified as held for sale when all applicable criteria enumerated under IFRS 5 are met and are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale and are presented separately in the statement of financial position.